Income per Common Share (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Aug. 23, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	1,591,062	1,590,540	1,590,540
Warrants exercise price	$ 5.60	$ 5.60		$ 8.75
Number of non-tradable warrant to purchase shares of common stock				107,143
Number of unvested warrant to purchase shares of common stock				55
Series A Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Converted Preferred shares	403,831
Preferred stock shares conversion price	$ 5.60
Mr Valentis [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	53.00%			125.00%
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants exercise price	$ 24.97	$ 24.97
Warrants issued to purchase of securities	4,683	4,683
Underwriters Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants issued to purchase of securities	4,000	4,000
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants issued to purchase of securities	4,000	4,000
Warrant exercise price increase	$ 5.60	$ 5.60
Over-Allotment Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	4,683	4,683